Pioneer CAT Bond Fund
Schedule of Investments  |  January 31, 2025

A: ACBAX	K: ACBKX	Y: CBYYX

Schedule of Investments  |  1/31/25
(unaudited)

Principal Amount USD ($)		Value
	Insurance-Linked Securities — 88.9% of Net Assets#
	Event Linked Bonds — 86.8%
	Earthquakes – California — 4.3%
1,760,000(a)	Sutter Re, 11.034%, (3 Month U.S. Treasury Bill + 675 bps), 6/19/26 (144A)	$ 1,827,936
7,000,000(a)	Sutter Re, 14.034%, (3 Month U.S. Treasury Bill + 975 bps), 6/19/26 (144A)	7,359,800
8,125,000(a)	Torrey Pines Re, 9.50%, (3 Month U.S. Treasury Bill + 522 bps), 6/5/26 (144A)	8,356,563
500,000(a)	Torrey Pines Re, 10.284%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	523,600
325,000(a)	Torrey Pines Re, 11.534%, (1 Month U.S. Treasury Bill + 725 bps), 6/7/27 (144A)	335,075
1,750,000(a)	Ursa Re, 9.784%, (3 Month U.S. Treasury Bill + 550 bps), 12/7/26 (144A)	1,825,425
5,000,000(a)	Ursa Re, 13.034%, (3 Month U.S. Treasury Bill + 875 bps), 12/7/26 (144A)	5,273,500
4,250,000(a)	Ursa Re, 13.534%, (3 Month U.S. Treasury Bill + 925 bps), 12/7/26 (144A)	4,501,175
		$30,003,074

	Earthquakes – Chile — 0.2%
250,000(a)	International Bank for Reconstruction & Development, 9.153%, (SOFR + 479 bps), 3/31/26 (144A)	$ 253,750
1,500,000(a)	Maschpark Re, 7.784%, (1 Month U.S. Treasury Bill + 350 bps), 1/10/28 (144A)	1,496,850
		$1,750,600

	Earthquakes - Europe — 0.2%
EUR1,000,000(a)	Azzurro Re II, 9.244%, (3 Month EURIBOR + 650 bps), 4/20/28 (144A)	$ 1,047,878
	Earthquakes - Japan — 1.1%
8,000,000(a)	Nakama Re, 6.634%, (3 Month U.S. Treasury Bill + 235 bps), 4/4/29 (144A)	$ 8,040,800
1Pioneer CAT Bond Fund | 1/31/25

Principal Amount USD ($)		Value
	Earthquakes – Mexico — 0.3%
1,500,000(a)	International Bank for Reconstruction & Development, 8.584%, (SOFR + 422 bps), 4/24/28 (144A)	$ 1,532,100
500,000(a)	International Bank for Reconstruction & Development, 15.584%, (SOFR + 1,122 bps), 4/24/28 (144A)	502,600
		$2,034,700

	Earthquakes – U.S. — 5.3%
9,250,000(a)	Acorn Re, 7.384%, (1 Month U.S. Treasury Bill + 310 bps), 11/7/25 (144A)	$ 9,263,875
5,750,000(a)	Acorn Re, 7.384%, (1 Month U.S. Treasury Bill + 310 bps), 11/5/27 (144A)	5,796,000
5,500,000(a)	Logistics Re, 10.284%, (1 Month U.S. Treasury Bill + 600 bps), 12/21/27 (144A)	5,577,000
250,000(a)	Nakama Re, 6.615%, (3 Month Term SOFR + 250 bps), 5/9/28 (144A)	253,000
1,000,000(a)	Ursa Re, 9.784%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	1,020,500
1,500,000(a)	Ursa Re II, 9.284%, (3 Month U.S. Treasury Bill + 500 bps), 6/16/25 (144A)	1,511,250
10,500,000(a)	Veraison Re, 7.801%, (1 Month U.S. Treasury Bill + 350 bps), 3/8/28 (144A)	10,500,000
2,000,000(a)	Veraison Re, 9.034%, (3 Month U.S. Treasury Bill + 475 bps), 3/8/27 (144A)	2,065,600
1,250,000(a)	Veraison Re, 9.301%, (1 Month U.S. Treasury Bill + 500 bps), 3/8/28 (144A)	1,250,000
		$37,237,225

	Earthquakes – U.S. & Canada — 1.0%
7,000,000(a)	3264 Re, 7.284%, (3 Month U.S. Treasury Bill + 300 bps), 2/7/28 (144A)	$ 6,999,576
	Flood – U.S. — 2.5%
3,500,000(a)	FloodSmart Re, 16.114%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 3,514,000
7,750,000(a)	FloodSmart Re, 18.284%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	8,106,500
1,000,000(a)	FloodSmart Re, 21.434%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	1,021,900
Pioneer CAT Bond Fund | 1/31/252

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Flood – U.S. — (continued)
4,500,000(a)	FloodSmart Re, 21.534%, (3 Month U.S. Treasury Bill + 1,725 bps), 3/12/27 (144A)	$ 4,515,300
250,000(a)	FloodSmart Re, 26.684%, (1 Month U.S. Treasury Bill + 2,240 bps), 3/11/26 (144A)	175,000
		$17,332,700

	Health – U.S. — 0.9%
500,000(a)	Vitality Re XIII, 6.284%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 498,350
1,000,000(a)	Vitality Re XV, 6.784%, (3 Month U.S. Treasury Bill + 250 bps), 1/7/28 (144A)	998,900
500,000(a)	Vitality Re XV, 7.784%, (3 Month U.S. Treasury Bill + 350 bps), 1/7/28 (144A)	499,250
750,000(a)	Vitality Re XVI, 6.034%, (3 Month U.S. Treasury Bill + 175 bps), 1/8/29 (144A)	749,985
750,000(a)	Vitality Re XVI, 6.534%, (3 Month U.S. Treasury Bill + 225 bps), 1/8/29 (144A)	749,974
2,750,000(a)	Vitality Re XVI, 8.034%, (3 Month U.S. Treasury Bill + 375 bps), 1/8/29 (144A)	2,749,788
		$6,246,247

	Multiperil – Canada — 0.4%
CAD4,250,000(a)	MMIFS Re, 6.203%, (CAONINDX + 290 bps), 1/10/28 (144A)	$ 2,922,816
	Multiperil – Florida — 0.1%
1,000,000(a)	Sanders Re, 12.424%, (3 Month U.S. Treasury Bill + 814 bps), 6/5/26 (144A)	$ 1,045,400
	Multiperil – Puerto Rico — 0.1%
500,000(a)	Puerto Rico Parametric Re, 13.284%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	$ 517,600
	Multiperil – U.S. — 29.5%
2,250,000(a)	Aquila Re, 9.784%, (3 Month U.S. Treasury Bill + 550 bps), 6/7/27 (144A)	$ 2,304,000
3,750,000(a)	Aquila Re, 13.284%, (3 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	3,916,875
3,000,000(a)	Atela Re, Ltd., 18.534%, (3 Month U.S. Treasury Bill + 1,425 bps), 5/9/27 (144A)	3,247,500
750,000(a)	Baldwin Re, 8.784%, (3 Month U.S. Treasury Bill + 450 bps), 7/7/27 (144A)	762,450
1,000,000(a)	Blue Halo Re, 19.534%, (3 Month U.S. Treasury Bill + 1,525 bps), 2/24/25 (144A)	1,004,200
9,750,000(a)	Bonanza Re, 8.034%, (3 Month U.S. Treasury Bill + 375 bps), 12/19/27 (144A)	9,711,975
3Pioneer CAT Bond Fund | 1/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
16,000,000(a)	Bonanza Re, 9.784%, (3 Month U.S. Treasury Bill + 550 bps), 12/19/27 (144A)	$ 16,068,800
5,250,000(a)	Foundation Re, 10.534%, (3 Month U.S. Treasury Bill + 625 bps), 1/8/27 (144A)	5,357,100
8,500,000(a)	Four Lakes Re, 9.784%, (3 Month U.S. Treasury Bill + 550 bps), 1/7/28 (144A)	8,466,000
3,250,000(a)	Four Lakes Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	3,303,950
250,000(a)	Four Lakes Re, 10.744%, (3 Month U.S. Treasury Bill + 646 bps), 1/7/26 (144A)	254,425
8,000,000(a)	Four Lakes Re, 12.534%, (3 Month U.S. Treasury Bill + 825 bps), 1/7/28 (144A)	7,952,800
2,750,000(a)	Four Lakes Re, 13.784%, (3 Month U.S. Treasury Bill + 950 bps), 1/7/27 (144A)	2,837,725
9,000,000(a)	Fuchsia 2024-1 , 9.284%, (3 Month U.S. Treasury Bill + 500 bps), 4/6/28 (144A)	8,964,000
6,000,000(a)	Herbie Re, 10.284%, (3 Month U.S. Treasury Bill + 600 bps), 1/7/28 (144A)	5,862,000
5,000,000(a)	Herbie Re, 11.534%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	5,056,000
1,500,000(a)	Herbie Re, 13.284%, (3 Month U.S. Treasury Bill + 900 bps), 1/7/28 (144A)	1,468,050
2,000,000(a)	Herbie Re, 15.034%, (3 Month U.S. Treasury Bill + 1,075 bps), 1/8/29 (144A)	2,041,800
1,500,000(a)	Herbie Re, 27.284%, (3 Month U.S. Treasury Bill + 2,300 bps), 1/8/27 (144A)	1,497,000
1,500,000(a)	High Point Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	1,525,350
1,100,000(a)	Hypatia Re, 14.784%, (3 Month U.S. Treasury Bill + 1,050 bps), 4/8/26 (144A)	1,160,390
7,500,000(a)	Matterhorn Re, 9.627%, (SOFR + 525 bps), 3/24/25 (144A)	7,530,000
1,275,000(a)	Merna Re II, 11.534%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	1,333,905
5,625,000(a)	Merna Re II, 11.814%, (3 Month U.S. Treasury Bill + 753 bps), 7/7/25 (144A)	5,779,688
350,000(a)	Merna Re II, 12.034%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	363,790
5,000,000(a)	Merna Re II, 12.784%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	5,277,500
5,000,000(a)	Mystic Re, 8.284%, (3 Month U.S. Treasury Bill + 400 bps), 1/10/28 (144A)	4,981,500
1,750,000(a)	Mystic Re, 14.534%, (3 Month U.S. Treasury Bill + 1,025 bps), 1/10/28 (144A)	1,738,100
Pioneer CAT Bond Fund | 1/31/254

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
14,150,000(a)	Mystic Re, 16.284%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	$ 14,775,430
750,000(a)	Mystic Re, 18.284%, (3 Month U.S. Treasury Bill + 1,400 bps), 1/10/28 (144A)	262,500
5,000,000(a)	Residential Re, 9.534%, (3 Month U.S. Treasury Bill + 525 bps), 12/6/28 (144A)	5,078,500
500,000(a)	Residential Re, 10.334%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	491,550
9,500,000(a)	Residential Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/28 (144A)	9,730,850
2,500,000(a)	Residential Re, 16.304%, (3 Month U.S. Treasury Bill + 1,202 bps), 12/6/25 (144A)	2,431,000
8,000,000(a)	Residential Re, 17.534%, (3 Month U.S. Treasury Bill + 1,325 bps), 12/6/28 (144A)	8,216,000
12,075,000(a)	Sanders Re, 8.284%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	12,085,867
18,000,000(a)	Sanders Re, 9.534%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	17,983,800
4,750,000(a)	Sanders Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	4,963,750
250,000(a)	Sanders Re II, 7.284%, (3 Month U.S. Treasury Bill + 300 bps), 4/7/25 (144A)	248,750
1,500,000(a)	Sanders Re III, 7.694%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	1,479,750
700,000(a)	Sanders Re III, 9.834%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	725,830
4,800,000(a)	Solomon Re, 9.804%, (3 Month U.S. Treasury Bill + 552 bps), 6/8/26 (144A)	4,944,000
3,900,000(a)	Stabilitas Re, 12.774%, (3 Month U.S. Treasury Bill + 849 bps), 6/5/26 (144A)	4,054,440
1,650,000(a)	Topanga Re, 9.334%, (3 Month U.S. Treasury Bill + 505 bps), 1/8/26 (144A)	825,000
		$208,063,890

	Multiperil – U.S. & Canada — 11.6%
5,750,000(a)	Ashera Re, 9.284%, (3 Month U.S. Treasury Bill + 500 bps), 4/7/27 (144A)	$ 5,883,400
3,000,000(a)	Atlas Re, 16.933%, (SOFR + 1,250 bps), 6/8/27 (144A)	3,417,600
12,250,000(a)	Bridge Street Re, 8.284%, (3 Month U.S. Treasury Bill + 400 bps), 1/7/28 (144A)	12,231,625
3,200,000(a)	Galileo Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	3,256,640
5Pioneer CAT Bond Fund | 1/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
3,050,000(a)	Galileo Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	$ 3,220,190
2,250,000(a)	Kilimanjaro II Re, 10.534%, (3 Month U.S. Treasury Bill + 625 bps), 6/30/28 (144A)	2,377,350
4,500,000(a)	Kilimanjaro II Re, 11.534%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	4,775,400
1,625,000(a)	Kilimanjaro III Re, 16.644%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/21/25 (144A)	1,649,375
3,000,000(a)	Kilimanjaro III Re, 16.644%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	3,014,400
1,750,000(a)	Matterhorn Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 2/4/28 (144A)	1,749,963
2,000,000(a)	Matterhorn Re, 16.534%, (3 Month U.S. Treasury Bill + 1,225 bps), 2/4/28 (144A)	1,999,863
750,000(a)	Mona Lisa Re, 10.50%, (3 Month U.S. Treasury Bill + 1,050 bps), 1/7/28 (144A)	757,350
3,250,000(a)	Mona Lisa Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	3,274,375
2,500,000(a)	Mona Lisa Re, 12.284%, (3 Month U.S. Treasury Bill + 800 bps), 1/8/29 (144A)	2,507,500
500,000(a)	Mona Lisa Re, 14.034%, (3 Month U.S. Treasury Bill + 975 bps), 6/25/27 (144A)	550,150
5,750,000(a)	Montoya Re, 10.034%, (1 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	5,749,618
3,000,000(a)	Northshore Re II, 12.284%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	3,007,500
8,000,000(a)	Ocelot Re, 12.034%, (3 Month U.S. Treasury Bill + 775 bps), 1/7/27 (144A)	8,288,000
5,000,000(a)	Ramble Re, 10.534%, (3 Month U.S. Treasury Bill + 625 bps), 3/5/27 (144A)	5,018,000
4,250,000(a)	Titania Re, 10.534%, (1 Month U.S. Treasury Bill + 625 bps), 11/26/27 (144A)	4,313,750
3,750,000(a)	Titania Re, 13.784%, (1 Month U.S. Treasury Bill + 950 bps), 11/26/27 (144A)	3,797,250
1,000,000(a)	Titania Re, 16.814%, (1 Month U.S. Treasury Bill + 1,253 bps), 2/27/26 (144A)	1,054,100
		$81,893,399

	Multiperil – U.S. Regional — 1.0%
250,000(a)	Aquila Re, 9.934%, (3 Month U.S. Treasury Bill + 565 bps), 6/8/26 (144A)	$ 256,575
400,000(a)	Aquila Re, 12.554%, (3 Month U.S. Treasury Bill + 827 bps), 6/8/26 (144A)	418,440
Pioneer CAT Bond Fund | 1/31/256

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — (continued)
1,400,000(a)	Aquila Re, 13.464%, (3 Month U.S. Treasury Bill + 918 bps), 6/8/26 (144A)	$ 1,473,920
1,150,000(a)	Locke Tavern Re, 9.066%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	1,172,770
4,000,000(a)	Long Point Re IV, 8.534%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	4,046,000
		$7,367,705

	Multiperil – Worldwide — 4.5%
2,150,000(a)	Atlas Capital, 12.141%, (SOFR + 772 bps), 6/5/26 (144A)	$ 2,262,230
9,250,000(a)	Cat Re 2001, 17.324%, (3 Month U.S. Treasury Bill + 1,304 bps), 1/8/27 (144A)	9,608,900
2,500,000(a)	Kendall Re, 10.534%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	2,640,000
10,000,000(a)	Kendall Re, 12.034%, (3 Month U.S. Treasury Bill + 775 bps), 4/30/27 (144A)	10,400,000
5,000,000(a)	Montoya Re, 11.384%, (1 Month U.S. Treasury Bill + 710 bps), 4/7/25 (144A)	5,032,000
2,000,000(a)	Silk Road Re, 10.265%, (1 Month U.S. Treasury Bill + 600 bps), 1/10/28 (144A)	1,990,000
		$31,933,130

	Wind Storm – Netherlands — 0.1%
EUR500,000(a)	Orange Capital Re DAC, 8.678%, (3 Month EURIBOR + 600 bps), 1/17/29 (144A)	$ 519,478
	Windstorm – Europe — 0.4%
EUR2,000,000(a)	Blue Sky Re, 8.423%, (3 Month EURIBOR + 575 bps), 1/26/27 (144A)	$ 2,151,360
EUR750,000(a)	Windmill III Re DAC, 7.986%, (3 Month EURIBOR + 525 bps), 7/5/28 (144A)	787,542
		$2,938,902

	Windstorm – Florida — 5.2%
9,250,000(a)	Armor Re, 12.784%, (3 Month U.S. Treasury Bill + 850 bps), 1/7/28 (144A)	$ 9,185,250
2,000,000(a)	Armor Re, 14.534%, (3 Month U.S. Treasury Bill + 1,025 bps), 5/7/27 (144A)	2,075,200
600,000(a)	First Coast Re, 9.52%, (3 Month U.S. Treasury Bill + 952 bps), 4/7/26 (144A)	617,700
3,000,000(a)	Integrity Re, 17.534%, (1 Month U.S. Treasury Bill + 1,325 bps), 6/6/26 (144A)	3,073,200
1,500,000(a)	Integrity Re, 27.284%, (1 Month U.S. Treasury Bill + 2,300 bps), 6/6/26 (144A)	1,425,000
7Pioneer CAT Bond Fund | 1/31/25

Principal Amount USD ($)		Value
	Windstorm – Florida — (continued)
750,000(a)	Marlon Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	$ 765,750
2,000,000(a)	Merna Re II, 13.034%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	2,101,600
10,000,000(a)	Palm Re, 13.784%, (1 Month U.S. Treasury Bill + 950 bps), 6/7/27 (144A)	10,460,000
3,600,000(a)	Purple Re, 13.284%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	3,680,280
2,250,000(a)	Winston Re, 14.534%, (3 Month U.S. Treasury Bill + 1,025 bps), 2/26/27 (144A)	2,368,125
500,000(a)	Winston Re, 16.034%, (3 Month U.S. Treasury Bill + 1,175 bps), 2/26/27 (144A)	515,400
		$36,267,505

	Windstorm – Florida & Louisana — 0.3%
2,250,000(a)	Nature Coast Re, 14.284%, (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/26 (144A)	$ 2,283,975
	Windstorm – Jamaica — 0.4%
3,000,000(a)	International Bank for Reconstruction & Development, 11.557%, (SOFR + 719 bps), 12/29/27 (144A)	$ 3,060,600
	Windstorm – Japan — 0.8%
2,050,000(a)	Black Kite Re, 11.104%, (3 Month U.S. Treasury Bill + 682 bps), 6/9/25 (144A)	$ 2,084,850
1,000,000(a)	Sakura Re, 6.694%, (3 Month U.S. Treasury Bill + 241 bps), 4/7/25 (144A)	1,000,500
1,500,000(a)	Tomoni Re, 7.034%, (3 Month U.S. Treasury Bill + 275 bps), 4/7/26 (144A)	1,503,150
750,000(a)	Tomoni Re, 7.534%, (3 Month U.S. Treasury Bill + 325 bps), 4/5/28 (144A)	758,625
		$5,347,125

	Windstorm – Louisana — 1.2%
8,750,000(a)	Nature Coast Re, 14.034%, (3 Month U.S. Treasury Bill + 975 bps), 1/16/29 (144A)	$ 8,736,875
	Windstorm – Massachusetts — 0.3%
2,000,000(a)	Mayflower Re, 4.50%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/27 (144A)	$ 2,051,200
Pioneer CAT Bond Fund | 1/31/258

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Mexico — 0.5%
1,500,000(a)	International Bank for Reconstruction & Development, 16.567%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 1,587,750
2,000,000(a)	International Bank for Reconstruction & Development, 18.071%, (SOFR + 1,372 bps), 4/24/28 (144A)	2,069,400
		$3,657,150

	Windstorm - New York — 0.3%
2,000,000(a)	MetroCat Re, 5.75%, (3 Month U.S. Treasury Bill + 575 bps), 5/8/26 (144A)	$ 2,036,200
	Windstorm – North Carolina — 0.7%
500,000(a)	Blue Ridge Re, 12.284%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	$ 520,600
4,000,000(a)	Longleaf Pine Re, 21.784%, (1 Month U.S. Treasury Bill + 1,750 bps), 5/25/27 (144A)	4,320,000
		$4,840,600

	Windstorm – Texas — 1.0%
1,500,000(a)	Alamo Re, 6.00%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 1,559,550
500,000(a)	Alamo Re, 11.806%, (1 Month U.S. Treasury Bill + 752 bps), 6/7/25 (144A)	509,000
1,500,000(a)	Alamo Re, 12.034%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	1,556,250
3,000,000(a)	Alamo Re, 15.534%, (1 Month U.S. Treasury Bill + 1,125 bps), 6/7/26 (144A)	3,171,600
		$6,796,400

	Windstorm – U.S. — 4.6%
7,000,000(a)	Alamo Re, 12.676%, (1 Month U.S. Treasury Bill + 839 bps), 6/7/26 (144A)	$ 7,291,900
750,000(a)	Bonanza Re, 9.904%, (3 Month U.S. Treasury Bill + 562 bps), 3/16/25 (144A)	748,500
1,500,000(a)	Cape Lookout Re, 12.704%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	1,562,400
500,000(a)	Gateway Re, 18.244%, (1 Month U.S. Treasury Bill + 1,396 bps), 2/24/26 (144A)	532,550
2,500,000(a)	Lower Ferry Re, 8.714%, (1 Month U.S. Treasury Bill + 443 bps), 7/8/26 (144A)	2,558,750
1,900,000(a)	Lower Ferry Re, 9.554%, (1 Month U.S. Treasury Bill + 527 bps), 7/8/26 (144A)	1,950,920
1,750,000(a)	Mayflower Re, 4.691%, (1 Month U.S. Treasury Bill + 469 bps), 7/8/26 (144A)	1,792,525
9Pioneer CAT Bond Fund | 1/31/25

Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
3,250,000(a)	Mayflower Re, 10.299%, (1 Month U.S. Treasury Bill + 602 bps), 7/8/26 (144A)	$ 3,357,900
1,325,000(a)	Merna Re II, 14.534%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	1,385,155
3,250,000(a)	Purple Re, 17.121%, (1 Month Term SOFR + 1,281 bps), 4/24/26 (144A)	3,421,275
3,950,000(a)	Queen Street Re, 11.784%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	4,064,550
4,000,000(a)	Recoletos Re DAC, 9.284%, (3 Month U.S. Treasury Bill + 500 bps), 1/7/28 (144A)	3,980,400
		$32,646,825

	Windstorm – U.S. & Canada — 0.7%
4,750,000(a)	Titania Re, 17.434%, (1 Month U.S. Treasury Bill + 1,315 bps), 2/27/26 (144A)	$ 5,019,800
	Windstorm – U.S. Gulf — 0.1%
500,000(a)	3264 Re, 22.284%, (3 Month U.S. Treasury Bill + 1,800 bps), 7/8/27 (144A)	$ 544,950
	Windstorm – U.S. Multistate — 1.2%
1,000,000(a)	Charles River Re, 11.034%, (1 Month U.S. Treasury Bill + 675 bps), 5/10/27 (144A)	$ 1,029,900
750,000(a)	Gateway Re, 9.784%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	766,575
5,250,000(a)	Gateway Re, 14.284%, (1 Month U.S. Treasury Bill + 1,000 bps), 7/8/26 (144A)	5,356,575
1,500,000(a)	Purple Re, 14.784%, (1 Month U.S. Treasury Bill + 1,050 bps), 6/5/26 (144A)	1,534,350
		$8,687,400

	Windstorm – U.S. Northeast — 0.2%
1,250,000(a)	3264 Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/27 (144A)	$ 1,335,500
	Windstorm – U.S. Regional — 1.8%
2,450,000(a)	Citrus Re, 10.874%, (3 Month U.S. Treasury Bill + 659 bps), 6/7/26 (144A)	$ 2,539,180
750,000(a)	Citrus Re, 13.054%, (3 Month U.S. Treasury Bill + 877 bps), 6/7/26 (144A)	785,700
4,250,000(a)	Citrus Re, 13.534%, (3 Month U.S. Treasury Bill + 925 bps), 6/7/27 (144A)	4,414,050
4,500,000(a)	Citrus Re, 14.784%, (3 Month U.S. Treasury Bill + 1,050 bps), 6/7/27 (144A)	4,635,900
		$12,374,830

Pioneer CAT Bond Fund | 1/31/2510

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Winterstorm – Florida — 4.0%
8,100,000(a)	Integrity Re, 17.144%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 8,407,800
18,425,000(a)	Lightning Re, 15.284%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	19,512,075
		$27,919,875

	Total Event Linked Bonds	$611,501,930

Face Amount USD ($)
	Collateralized Reinsurance — 2.1%
	Multiperil – U.S. — 0.4%
2,500,000(b)(c)+	Cheltenham-PI0051 Re 2024, 5/31/30	$ 2,440,913
	Multiperil – U.S. Regional — 0.7%
4,992,000(b)(c)+	Ailsa Re 2024, 5/31/29	$ 4,973,968
	Multiperil – Worldwide — 0.7%
5,000,000(b)(c)+	Phoenix 3 Re, 1/4/39	$ 4,973,500
	Windstorm – Florida — 0.1%
2,811,750(b)(c)+	Mangrove Risk Solutions, 5/31/30	$ 264,867
	Windstorm – North Carolina — 0.0%†
2,000,000(b)(c)+	Mangrove Risk Solutions, 4/30/30	$ 29,400
700,000(b)(c)+	Mangrove Risk Solutions, 4/30/30	6,370
500,000(b)(c)+	Mangrove Risk Solutions, 4/30/30	2,536
		$38,306

	Windstorm – U.S. Multistate — 0.0%†
5,500,000(b)(c)+	White Heron Re, 5/31/30	$ 206,855
	Windstorm – U.S. Regional — 0.2%
1,500,000(b)(c)+	Oakmont Re 2024, 4/1/30	$ 1,538,487
	Total Collateralized Reinsurance	$14,436,896

	Total Insurance-Linked Securities (Cost $616,016,798)	$625,938,826

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 88.9% (Cost $616,016,798)	$625,938,826
	OTHER ASSETS AND LIABILITIES — 11.1%	$78,337,908
	net assets — 100.0%	$704,276,734

11Pioneer CAT Bond Fund | 1/31/25

bps	Basis Points.
CAONINDX	Canadian Overnight Repo Rate Average.
EURIBOR	Euro Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $611,501,930, or 86.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2025.
(b)	Non-income producing security.
(c)	Issued as participation notes.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
3264 Re	6/24/2024	$1,250,000	$1,335,500
3264 Re	6/24/2024	500,000	544,950
3264 Re	1/24/2025	7,000,000	6,999,576
Acorn Re	10/25/2024	5,750,000	5,796,000
Acorn Re	10/25/2024	9,261,856	9,263,875
Ailsa Re 2024	8/27/2024	4,737,656	4,973,968
Alamo Re	4/12/2023	7,157,929	7,291,900
Alamo Re	9/25/2023	500,707	509,000
Alamo Re	4/4/2024	1,500,000	1,559,550
Alamo Re	4/4/2024	1,500,000	1,556,250
Alamo Re	4/4/2024	3,000,000	3,171,600
Aquila Re	5/10/2023	400,000	418,440
Aquila Re	5/10/2023	250,000	256,575
Aquila Re	5/10/2023	1,400,000	1,473,920
Aquila Re	4/26/2024	2,250,000	2,304,000
Aquila Re	4/26/2024	3,750,000	3,916,875
Armor Re	4/11/2024	2,000,000	2,075,200
Armor Re	12/11/2024	9,250,000	9,185,250
Ashera Re	3/21/2024	5,750,000	5,883,400
Atela Re, Ltd.	4/29/2024	3,000,000	3,247,500
Atlas Capital	5/17/2023	2,150,000	2,262,230
Atlas Re	5/24/2024	3,000,000	3,417,600
Azzurro Re II	3/21/2024	1,085,650	1,047,878
Baldwin Re	6/21/2023	750,000	762,450
Black Kite Re	6/6/2023	2,058,438	2,084,850
Blue Halo Re	2/14/2024	1,001,055	1,004,200
Blue Ridge Re	11/14/2023	500,000	520,600
Blue Sky Re	12/11/2023	2,152,900	2,151,360
Bonanza Re	1/27/2023	739,206	748,500
Bonanza Re	12/16/2024	9,750,000	9,711,975
Bonanza Re	12/16/2024	16,000,000	16,068,800
Pioneer CAT Bond Fund | 1/31/2512

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Bridge Street Re	12/24/2024	$12,250,000	$12,231,625
Cape Lookout Re	4/14/2023	1,506,091	1,562,400
Cat Re 2001	11/14/2023	9,190,210	9,608,900
Charles River Re	4/5/2024	1,000,000	1,029,900
Cheltenham-PI0051 Re 2024	7/1/2024	1,966,258	2,440,913
Citrus Re	4/27/2023	750,000	785,700
Citrus Re	4/27/2023	2,474,425	2,539,180
Citrus Re	3/19/2024	4,250,000	4,414,050
Citrus Re	3/19/2024	4,500,000	4,635,900
First Coast Re	3/24/2023	600,000	617,700
FloodSmart Re	2/23/2023	1,000,000	1,021,900
FloodSmart Re	2/23/2023	250,000	175,000
FloodSmart Re	2/29/2024	7,750,000	8,106,500
FloodSmart Re	2/29/2024	4,549,860	4,515,300
FloodSmart Re	10/23/2024	3,518,148	3,514,000
Foundation Re	12/19/2023	5,250,000	5,357,100
Four Lakes Re	3/3/2023	250,000	254,425
Four Lakes Re	12/8/2023	3,260,022	3,303,950
Four Lakes Re	12/8/2023	2,750,347	2,837,725
Four Lakes Re	12/11/2024	8,500,000	8,466,000
Four Lakes Re	12/11/2024	8,000,000	7,952,800
Fuchsia 2024-1	12/18/2024	9,000,000	8,964,000
Galileo Re	12/4/2023	3,050,000	3,220,190
Galileo Re	12/4/2023	3,225,571	3,256,640
Gateway Re	2/3/2023	500,000	532,550
Gateway Re	7/14/2023	5,324,805	5,356,575
Gateway Re	3/11/2024	750,000	766,575
Herbie Re	2/15/2024	6,000,000	5,862,000
Herbie Re	2/15/2024	1,500,000	1,468,050
Herbie Re	12/17/2024	5,000,000	5,056,000
Herbie Re	12/17/2024	2,000,000	2,041,800
Herbie Re	12/17/2024	1,500,000	1,497,000
High Point Re	12/1/2023	1,500,000	1,525,350
Hypatia Re	3/27/2023	1,100,000	1,160,390
Integrity Re	3/23/2023	8,128,419	8,407,800
Integrity Re	3/1/2024	3,000,000	3,073,200
Integrity Re	3/1/2024	1,500,000	1,425,000
International Bank for Reconstruction & Development	3/17/2023	250,000	253,750
International Bank for Reconstruction & Development	4/3/2024	1,500,000	1,532,100
International Bank for Reconstruction & Development	4/3/2024	2,000,000	2,069,400
International Bank for Reconstruction & Development	4/3/2024	500,000	502,600
International Bank for Reconstruction & Development	4/25/2024	2,991,472	3,060,600
International Bank for Reconstruction & Development	5/1/2024	1,500,000	1,587,750
13Pioneer CAT Bond Fund | 1/31/25

Restricted Securities	Acquisition date	Cost	Value
Kendall Re	4/22/2024	$2,500,000	$2,640,000
Kendall Re	4/22/2024	10,000,000	10,400,000
Kilimanjaro II Re	6/24/2024	2,250,000	2,377,350
Kilimanjaro II Re	6/24/2024	4,500,000	4,775,400
Kilimanjaro III Re	1/8/2024	1,621,939	1,649,375
Kilimanjaro III Re	1/12/2024	2,955,790	3,014,400
Lightning Re	3/20/2023	19,333,090	19,512,075
Locke Tavern Re	3/23/2023	1,150,000	1,172,770
Logistics Re	10/22/2024	5,500,000	5,577,000
Long Point Re IV	2/23/2023	3,982,718	4,046,000
Longleaf Pine Re	10/15/2024	4,283,992	4,320,000
Lower Ferry Re	6/23/2023	2,500,368	2,558,750
Lower Ferry Re	3/11/2024	1,921,352	1,950,920
Mangrove Risk Solutions	7/9/2024	—	29,400
Mangrove Risk Solutions	7/9/2024	—	6,370
Mangrove Risk Solutions	7/9/2024	—	2,536
Mangrove Risk Solutions	8/5/2024	10,000	264,867
Marlon Re	5/24/2024	754,938	765,750
Maschpark Re	11/26/2024	1,500,000	1,496,850
Matterhorn Re	1/26/2024	7,504,780	7,530,000
Matterhorn Re	1/24/2025	1,750,000	1,749,963
Matterhorn Re	1/24/2025	2,000,000	1,999,863
Mayflower Re	6/26/2023	1,750,000	1,792,525
Mayflower Re	6/21/2024	2,000,000	2,051,200
Mayflower Re	7/19/2024	3,282,464	3,357,900
Merna Re II	4/5/2023	350,000	363,790
Merna Re II	4/5/2023	1,356,745	1,385,155
Merna Re II	1/12/2024	5,667,901	5,779,688
Merna Re II	5/8/2024	1,298,236	1,333,905
Merna Re II	5/8/2024	2,000,000	2,101,600
Merna Re II	5/8/2024	5,013,576	5,277,500
MetroCat Re	5/12/2023	2,013,773	2,036,200
MMIFS Re	1/8/2025	2,954,980	2,922,816
Mona Lisa Re	1/27/2023	3,237,414	3,274,375
Mona Lisa Re	6/13/2024	500,000	550,150
Mona Lisa Re	12/3/2024	2,500,000	2,507,500
Mona Lisa Re	12/3/2024	750,000	757,350
Montoya Re	2/28/2023	5,002,985	5,032,000
Montoya Re	1/23/2025	5,750,000	5,749,618
Mystic Re	12/12/2023	14,291,735	14,775,430
Mystic Re	12/17/2024	5,000,000	4,981,500
Mystic Re	12/17/2024	1,750,000	1,738,100
Mystic Re	12/17/2024	750,000	262,500
Nakama Re	4/14/2023	250,000	253,000
Nakama Re	4/16/2024	8,001,360	8,040,800
Nature Coast Re	11/16/2023	2,258,880	2,283,975
Nature Coast Re	12/27/2024	8,750,000	8,736,875
Northshore Re II	10/5/2023	3,034,184	3,007,500
Oakmont Re 2024	5/23/2024	1,331,036	1,538,487
Pioneer CAT Bond Fund | 1/31/2514

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Ocelot Re	1/28/2025	$8,294,788	$8,288,000
Orange Capital Re DAC	11/5/2024	546,225	519,478
Palm Re	4/4/2024	10,148,594	10,460,000
Phoenix 3 Re	12/23/2024	5,000,000	4,973,500
Puerto Rico Parametric Re	6/14/2024	500,000	517,600
Purple Re	4/6/2023	3,278,739	3,421,275
Purple Re	6/27/2023	1,500,000	1,534,350
Purple Re	4/2/2024	3,600,000	3,680,280
Queen Street Re	5/12/2023	3,955,426	4,064,550
Ramble Re	2/26/2024	5,000,000	5,018,000
Recoletos Re DAC	12/9/2024	4,000,000	3,980,400
Residential Re	9/19/2023	492,992	491,550
Residential Re	7/10/2024	2,396,998	2,431,000
Residential Re	11/4/2024	5,000,000	5,078,500
Residential Re	11/4/2024	9,513,366	9,730,850
Residential Re	11/4/2024	8,000,000	8,216,000
Sakura Re	5/24/2023	998,021	1,000,500
Sanders Re	5/24/2023	1,000,000	1,045,400
Sanders Re	1/16/2024	4,774,902	4,963,750
Sanders Re	12/10/2024	12,079,125	12,085,867
Sanders Re	12/10/2024	18,002,485	17,983,800
Sanders Re II	1/30/2023	248,357	248,750
Sanders Re III	2/14/2023	1,458,526	1,479,750
Sanders Re III	3/24/2023	700,000	725,830
Silk Road Re	12/23/2024	2,000,000	1,990,000
Solomon Re	6/12/2023	4,876,482	4,944,000
Stabilitas Re	6/7/2023	3,911,432	4,054,440
Sutter Re	6/6/2023	1,780,745	1,827,936
Sutter Re	6/6/2023	7,110,229	7,359,800
Titania Re	2/16/2023	1,000,000	1,054,100
Titania Re	2/16/2023	4,774,768	5,019,800
Titania Re	11/14/2024	4,250,000	4,313,750
Titania Re	11/14/2024	3,750,000	3,797,250
Tomoni Re	5/31/2023	1,490,476	1,503,150
Tomoni Re	3/25/2024	750,000	758,625
Topanga Re	10/5/2023	1,578,661	825,000
Torrey Pines Re	5/18/2023	8,300,306	8,356,563
Torrey Pines Re	7/16/2024	505,773	523,600
Torrey Pines Re	1/29/2025	336,153	335,075
Ursa Re	10/10/2023	4,388,623	4,501,175
Ursa Re	12/22/2023	1,000,916	1,020,500
Ursa Re	1/8/2024	1,756,845	1,825,425
Ursa Re	11/22/2024	5,268,652	5,273,500
Ursa Re II	1/10/2024	1,500,397	1,511,250
Veraison Re	1/30/2024	2,000,000	2,065,600
Veraison Re	1/30/2025	10,500,000	10,500,000
Veraison Re	1/30/2025	1,250,000	1,250,000
Vitality Re XIII	3/6/2023	492,085	498,350
Vitality Re XV	1/22/2024	1,000,000	998,900
15Pioneer CAT Bond Fund | 1/31/25

Restricted Securities	Acquisition date	Cost	Value
Vitality Re XV	1/22/2024	$500,000	$499,250
Vitality Re XVI	1/23/2025	750,000	749,985
Vitality Re XVI	1/23/2025	750,000	749,974
Vitality Re XVI	1/23/2025	2,750,000	2,749,788
White Heron Re	8/7/2024	—	206,855
Windmill III Re DAC	6/12/2024	810,450	787,542
Winston Re	2/14/2024	2,250,000	2,368,125
Winston Re	2/14/2024	500,000	515,400
Total Restricted Securities			$625,938,826
% of Net assets			88.9%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	4,702,772	EUR	4,470,000	Goldman Sachs & Co.	3/31/25	$52,452
USD	2,955,164	CAD	4,250,000	Goldman Sachs & Co.	4/10/25	21,993
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$74,445
USD	United States Dollar
EUR	Euro
CAD	Canada Dollar
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
Pioneer CAT Bond Fund | 1/31/2516

Schedule of Investments  |  1/31/25
(unaudited) (continued)
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.	$—	$—	$2,440,913	$2,440,913
Multiperil – U.S. Regional	—	—	4,973,968	4,973,968
Multiperil – Worldwide	—	—	4,973,500	4,973,500
Windstorm – Florida	—	—	264,867	264,867
Windstorm – North Carolina	—	—	38,306	38,306
Windstorm – U.S. Multistate	—	—	206,855	206,855
Windstorm – U.S. Regional	—	—	1,538,487	1,538,487
All Other Insurance-Linked Securities	—	611,501,930	—	611,501,930
Total Investments in Securities	$—	$611,501,930	$14,436,896	$625,938,826
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$74,445	$—	$74,445
Total Other Financial Instruments	$—	$74,445	$—	$74,445
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/24	$31,605,230
Realized gain (loss)	1
Changed in unrealized appreciation (depreciation)	(1,656,529)
Return of capital	(12,363,909)
Purchases	5,000,000
Sales	(8,147,897)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 1/31/25	$14,436,896
*	Transfers are calculated on the beginning of period values. During the period ended January 31, 2025, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2025:	$(215,528)
17Pioneer CAT Bond Fund | 1/31/25